Loans and borrowings	12 Months Ended
Dec. 31, 2022
Loans And Borrowings
Loans and borrowings

Note 14. Loans and borrowings

Loans and financing operations are summarized as follows:

Liabilities	Interest rate	Currency	Maturity	2022	2021

Banco Daycoval S.A.	12.01% per annum	Brazil	2024	—	8,188
Itaú Unibanco S.A.	10.34% per annum	Brazil	2024	—	8,131
Banco Bradesco S.A.	8.44% per annum	Brazil	2025	—	10,098
Banco Bradesco S.A.	CDI + 4.10% per annum	Brazil	2026	—	10,060
Banco do Brasil S.A.	CDI +5.20% per annum	Brazil	2025	—	15,103
Citibank, N.A.	CDI+4.53% per annum	USD	2025	—	21,096
Itaú Unibanco S.A. – Nassau Branch	12.28% per annum	EUR	2025	12,061	19,167
Banco BMG S.A.	CDI +6.32% per annum	Brazil	2023	3,130	9,344
Banco BTG Pactual S.A.	CDI +5.15% per annum	Brazil	2024	—	30,049
Itaú Unibanco S.A.	12.15% per annum	Brazil	2025	433	353
Banco do Brasil S.A.	CDI + 5.30% per annum	Brazil	2025	—	15,005
Banco Santander S.A.	5.98% per annum	Brazil	2024	25,000	—
Citibank, N.A.	3.62% per annum	USD	2025	—	—
Itaú Unibanco S.A. – Nassau Branch	3.05% per annum	USD	2026	8,921	—
Banco Bradesco S.A.	14.77% per annum	Brazil	2026	29,126	—
Itaú Unibanco S.A. – Nassau Branch	3.66% per annum	USD	2022	—	—
Total				78,671	146,594

Current				31,001	44,060
Non-current				47,670	102,534

The following table shows the changes in loans and borrowings during the year:

	2022	2021

Opening balance at January 1,	146,594	30,038

Funds from loans and borrowings	122,015	120,175
Payment of loans	(189,513)	(9,843)
Interest paid	(29,495)	(4,850)
Accrued interest	29,070	11,074

Closing balance at December 31,	78,671	146,594

On January 14, 2022, the Group entered into a loan agreement with Banco Santander (Brasil) S.A. in the amount of R$30.0 million, with interest accruing at a rate per annum equal to CDI plus 5.98% and maturing on December 30, 2024. This loan is secured by a standby letter of credit issued by Banco Santander (Brasil) S.A., as well as receivables from trade bills and financial investments.

On January 31, 2022, the Group entered into a loan agreement with Citibank, N.A. in the amount of US$2.1 million, with interest accruing at a rate per annum equal to 3.62% and maturing on December 30, 2025. A swap was contracted to hedge against foreign exchange rate, converting the financial charges of the loan (3.62% per annum) into an effective annual rate of CDI plus 5.16%. This loan is secured by a standby letter of credit issued by Banco Citibank S.A., as well as receivables from financial investments. In addition, this loan is guaranteed by Semantix Participações. The loan was settled in the period of 2022.

On March 4, 2022, the Group entered into a loan agreement with Banco Bradesco SA in the amount of R$30.0 million, with interest accrued at an annual rate equal to 14.77% per annum, maturing on March 4, 2026. The loan is guaranteed by receivables from trade notes and financial investments.

On March 7, 2022, the Group entered into a loan agreement with Itaú Unibanco S.A. – Nassau Branch, in the amount of US$2.0 million (R$10.0 million), with interest accruing at a rate per annum equal to 3.05% and maturing on February 18, 2026. The Group contracted a swap to hedge against foreign exchange rate, converting the financial charges of the loan (3.05% per annum) into an effective annual rate of 16.35%. This loan is secured by a standby letter of credit issued by Itaú Unibanco S.A., as well as receivables from financial investments and derivative financial instruments.

On May 19, 2022, the Group entered into a loan agreement with Itaú Unibanco S.A. – Nassau Branch, in the amount of US$8.1 million (R$40.0 million), with interest accruing at a rate per annum equal to 3.66% and maturing on November 21, 2022. The Group contracted a swap to hedge against foreign exchange rate, converting the financial charges of the loan (3.66% per annum) into an effective annual rate of 19.71%. This loan is secured by a standby letter of credit issued by Itaú Unibanco S.A., as well as receivables from financial investments and derivative financial instruments. The loan was settled in the period of 2022.

Certain loans and borrowings are subject to financial covenants, which have certain performance conditions. Details of the compliance of the Group's financial covenants are set out in note 24.